Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2015
Acquisitions and Divestitures
Acquisitions and Divestitures

NOTE 2.  Acquisitions and Divestitures

Acquisitions:

3M makes acquisitions of certain businesses from time to time that are aligned with its strategic intent with respect to, among other factors, growth markets and adjacent product lines or technologies.

The impact on the consolidated balance sheet of the purchase price allocations related to 2015 acquisitions and assigned weighted-average intangible asset lives, including adjustments relative to other acquisitions within the measurement period, follows. The allocation of purchase consideration related to the August 2015 Capital Safety and Polypore Separations Media acquisitions is considered preliminary, primarily with respect to certain tax-related assets and liabilities. 3M expects to finalize the allocation of purchase price within the one year measurement-period following these acquisitions. Adjustments to preliminary allocations primarily related to the identification and valuation of certain indefinite-lived intangible assets (further discussed below). The change to provisional amounts resulted in an immaterial impact to results of operations in the fourth quarter of 2015, a portion of which relates to earlier quarters in the measurement period.

	2015 Acquisition Activity
					Finite-Lived
					Intangible-Asset
(Millions)	Capital	Polypore			Weighted-Average
Asset (Liability)	Safety	Separations Media	Other	Total	Lives (Years)
Accounts receivable	$66	$30	$7	$103
Inventory	63	35	4	102
Other current assets	10	1	1	12
Property, plant, and equipment	36	128	7	171
Purchased finite-lived intangible assets:
Customer related intangible assets	445	270	40	755	16
Patents	44	11	7	62	7
Other technology-based intangible assets	85	42	1	128	7
Definite-lived tradenames	26	6	1	33	16
Other amortizable intangible assets	—	—	2	2	4
Purchased indefinite-lived intangible assets	520	—	—	520
Purchased goodwill	1,764	636	95	2,495
Accounts payable and other liabilities, net of other assets	(105)	(122)	(5)	(232)
Interest bearing debt	(766)	—	—	(766)
Deferred tax asset/(liability)	(464)	—	(7)	(471)

Net assets acquired	$1,724	$1,037	$153	$2,914

Supplemental information:
Cash paid	$1,758	$1,037	$154	$2,949
Less: Cash acquired	34	—	1	35
Cash paid, net of cash acquired	$1,724	$1,037	$153	$2,914

3M completed one acquisition (Treo Solutions, LLC) during 2014, the impact of which on the consolidated balance sheet was not considered material. Separately, as discussed in Note 6, during 2014, 3M (via Sumitomo 3M Limited) purchased Sumitomo Electric Industries, Ltd.’s 25 percent interest in 3M’s consolidated Sumitomo 3M Limited subsidiary for 90 billion Japanese Yen. Because 3M already had a controlling interest in this consolidated subsidiary, this transaction was separately recorded as a financing activity in the statement of cash flows.

There were no acquisitions that closed during 2013.

Goodwill resulting from business combinations is largely attributable to the existing workforce of the acquired businesses and synergies expected to arise after 3M’s acquisition of these businesses. Pro forma information related to acquisitions was not included because the impact on the Company’s consolidated results of operations was not considered to be material.

In addition to business combinations, 3M periodically acquires certain tangible and/or intangible assets and purchases interests in certain enterprises that do not otherwise qualify for accounting as business combinations. These transactions are largely reflected as additional asset purchase and investment activity.

2015 acquisitions:

In March 2015, 3M (Health Care Business) purchased all of the outstanding shares of Ivera Medical Corp., headquartered in San Diego, California. Ivera Medical Corp. is a manufacturer of health care products that disinfect and protect devices used for access into a patient’s bloodstream. In addition, in the first quarter of 2015, 3M (Industrial Business) purchased the remaining interest in a former equity method investment for an immaterial amount.

In August 2015, 3M (Safety and Graphics Business) acquired all of the outstanding shares of Capital Safety Group S.A.R.L., with operating headquarters in Bloomington, Minnesota, from KKR & Co. L.P. for $1.7 billion, net of cash acquired. The net assets acquired included the assumption of $0.8 billion of debt. Capital Safety is a leading global provider of fall protection equipment.

In August 2015, 3M (Industrial Business) acquired the assets and liabilities associated with Polypore International, Inc.’s Separations Media business, headquartered in Wuppertal, Germany, for $1.0 billion. Polypore’s Separations Media business is a leading provider of microporous membranes and modules for filtration in the life sciences, industrial and specialty segments.

Purchased identifiable finite-lived intangible assets related to acquisition activity in 2015 totaled $1.0 billion. The associated finite-lived intangible assets acquired in 2015 will be amortized on a systematic and rational basis (generally straight line) over a weighted-average life of 14 years (lives ranging from two to 20 years). Indefinite-lived intangible assets of $520 million relate to certain tradenames associated with the Capital Safety acquisition which have been in existence for over 55 years, have a history of leading market-share positions, have been and are intended to be continuously renewed, and the associated products of which are expected to generate cash flows for 3M for an indefinite period of time. Acquired in-process research and development and identifiable intangible assets for which significant assumed renewals or extensions of underlying arrangements impacted the determination of their useful lives were not material.

2014 acquisitions:

During 2014, 3M completed one business combination. The purchase price paid for this business combination (net of cash acquired) and the impact of other matters (net) during 2014 aggregated to $94 million.

In April 2014, 3M (Health Care Business) purchased all of the outstanding equity interests of Treo Solutions LLC, headquartered in Troy, New York. Treo Solutions LLC is a provider of data analytics and business intelligence to healthcare payers and providers.

Purchased identifiable finite-lived intangible assets related to acquisition activity in 2014 totaled $34 million. The associated finite-lived intangible assets acquired in 2014 will be amortized on a systematic and rational basis (generally straight line) over a weighted-average life of six years (lives ranging from three to 10 years). Acquired in-process research and development and identifiable intangible assets for which significant assumed renewals or extensions of underlying arrangements impacted the determination of their useful lives were not material.

Divestitures:

3M may divest certain businesses from time to time based upon review of the Company’s portfolio considering, among other items, factors relative to the extent of strategic and technological alignment and optimization of capital deployment, in addition to considering if selling the businesses results in the greatest value creation for the Company and for shareholders.

In January 2015, 3M (Electronics and Energy Business) completed the sale of its global Static Control business to Desco Industries Inc., based in Chino, California. 2014 sales of this business were $46 million. This transaction was not considered material.

In the fourth quarter of 2015, 3M (Safety and Graphics Business) entered into agreements with One Equity Partners Capital Advisors L.P. (OEP) to sell the assets of 3M’s library systems business. The sales of the North American business and the majority of the business outside of North America closed in October and November 2015, respectively. The sale of the remainder of the library systems business is expected to close in the first quarter of 2016. In December 2015, 3M (Safety and Graphics Business) also completed the sale of Faab Fabricauto, a wholly-owned subsidiary of 3M, to Hills Numberplates Limited. The library systems business, part of the Traffic Safety and Security Division, delivers circulation management solutions to library customers with on-premise hardware and software, maintenance and service, and an emerging cloud-based digital lending platform. Faab Fabricauto, also part of the Traffic Safety and Security Division, is a leading French manufacturer of license plates and signage solutions. The aggregate cash proceeds relative to the 2015 global library systems and Faab Fabricauto divestiture transactions was $104 million. The Company recorded a net pre-tax gain of $40 million (approximately $10 million after tax) in 2015 as a result of the sale and any adjustment of carrying value.

In January 2016, 3M (Industrial Business Group) entered into an agreement to sell to Innovative Chemical Products Group, a portfolio company of Audax Private Equity, the assets of 3M’s pressurized polyurethane foam adhesives business (formerly known as Polyfoam). This business is a provider of pressurized polyurethane foam adhesive formulations and systems into the residential roofing, commercial roofing and insulation and industrial foam segments in the United States with annual sales of approximately $20 million. The transaction is expected to close in the first quarter of 2016, subject to customary close conditions.

In June 2013, 3M (Consumer Business) completed the sale of its Scientific Anglers and Ross Reels businesses to The Orvis Company, Inc. based in Manchester, Vermont. This transaction was not considered material.

The aggregate operating income of these businesses included in the Company’s operating results for the periods presented and the amounts of major assets and liabilities of any associated disposal groups classified as held-for-sale as of December 31, 2015 were not material.